Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000924628
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2019
Prospectus Date	rr_ProspectusDate	Apr. 25, 2019
Mid Capitalization Portfolio - Class A | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE SARATOGA ADVANTAGE TRUST Mid Capitalization Portfolio
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

Class A Shares	(Ticker: SPMAX)

Supplement dated April 25, 2019 to the Class A Shares Prospectus dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga Mid Capitalization Portfolio (the “Portfolio”).

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 52 of the Prospectus. The first sentence in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion. The Russell Midcap® Index is reconstituted annually in June of each year.

Please retain this supplement for future reference.

Mid Capitalization Portfolio - Class C | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE SARATOGA ADVANTAGE TRUST Mid Capitalization Portfolio
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

Class C Shares	(Ticker: SPMCX)

Supplement dated April 25, 2019 to the Class C Shares Prospectus dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga Mid Capitalization Portfolio (the “Portfolio”).

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 52 of the Prospectus. The first sentence in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion. The Russell Midcap® Index is reconstituted annually in June of each year.

Please retain this supplement for future reference.

Mid Capitalization Portfolio - Class I | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE SARATOGA ADVANTAGE TRUST Mid Capitalization Portfolio
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

Class I Shares	(Ticker: SMIPX)

Supplement dated April 25, 2019 to the Class I Shares Prospectus dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga Mid Capitalization Portfolio (the “Portfolio”).

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 51 of the Prospectus. The first sentence in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion. The Russell Midcap® Index is reconstituted annually in June of each year.

Please retain this supplement for future reference.